DERIVATIVE ASSETS AND LIABILITIES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	$ (247)	$ 3,178
Currency Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	(653)	0
Interest Rate Swap Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	0	2,207
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	$ 406	$ 971